Inventories, Net (Details) - Schedule of inventories, net - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventories Net Abstract
Raw materials	$ 134,131	$ 135,049
Finished goods	659,941	340,798
Subtotal	794,072	475,847
Less: Inventory allowance	(11,529)	(12,116)
Inventories, net	$ 782,543	$ 463,731